Annual Fund Operating Expenses - Class A - Thrivent Large Cap Value Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.45%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%